Segment Reporting - Net Sales by Groups of Products (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net sales by groups of products
Net revenue	€ 5,340,038	€ 5,098,691	€ 4,486,724
Haemoderivatives
Net sales by groups of products
Net revenue	4,242,502	3,993,462	3,516,704
Transfusional medicine
Net sales by groups of products
Net revenue	714,164	680,766	650,180
Other diagnostic
Net sales by groups of products
Net revenue	27,630	19,937	19,797
Fluid therapy and nutrition
Net sales by groups of products
Net revenue	41,359	47,677	52,574
Hospital supplies
Net sales by groups of products
Net revenue	58,303	67,489	58,014
Bio supplies
Net sales by groups of products
Net revenue	224,090	266,540	167,004
Others
Net sales by groups of products
Net revenue	€ 31,990	€ 22,820	€ 22,451